Segment Reporting (Details) - Schedule of operating segments gross margins - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Wholesale [Member]
Segment Reporting (Details) - Schedule of operating segments gross margins [Line Items]
Sales to external customers	$ 8,366,144	$ 10,308,309	$ 13,584,754
Segment revenue	8,366,144	10,308,309	13,584,754
Segment gross margins/(loss)	2,053,266	3,268,945	2,245,944
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the year
Retail [Member]
Segment Reporting (Details) - Schedule of operating segments gross margins [Line Items]
Sales to external customers	446,834	571,403	2,375,773
Segment revenue	446,834	571,403	2,375,773
Segment gross margins/(loss)	175,632	319,706	(5,402,994)
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the year
Subcontracting [Member]
Segment Reporting (Details) - Schedule of operating segments gross margins [Line Items]
Sales to external customers	727,797	5,585,850	2,574,589
Segment revenue	727,797	5,585,850	2,574,589
Segment gross margins/(loss)	102,955	2,162,393	840,913
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the year
Travel service [Member]
Segment Reporting (Details) - Schedule of operating segments gross margins [Line Items]
Sales to external customers	991,929
Segment revenue	991,929
Segment gross margins/(loss)	96,577
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the year
E-Commerce [Member]
Segment Reporting (Details) - Schedule of operating segments gross margins [Line Items]
Sales to external customers	343,445
Segment revenue	343,445
Segment gross margins/(loss)	69,988
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the year
Consolidated [Member]
Segment Reporting (Details) - Schedule of operating segments gross margins [Line Items]
Sales to external customers	10,876,149	16,465,562	18,535,116
Segment revenue	10,876,149	16,465,562	18,535,116
Segment gross margins/(loss)	2,498,418	5,751,043	2,316,136
Reconciling items	(9,722,659)	(5,412,858)	(21,074,581)
Profit/(loss) before tax	(7,224,241)	338,185	(23,390,717)
Income tax income/(expense)	1,556,824	(442,590)	5,422,119
Profit/(loss) for the year	$ (5,667,417)	$ (104,405)	$ (17,968,598)